Derivative Liabilities and Fair Value Measurements (Details) - Schedule of changes in fair value of the company's level 3 financial liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in fair value of the company's level 3 financial liabilities [Abstract]
Balance, Beginning	$ 25,475,514
Transfers out due to conversions of convertible notes, accrued interest and warrants into shares of Series Y preferred stock	(4,834,911)	$ 573,230	$ 686,059
Transfers out due to conversions of convertible notes and accrued interest into shares of common stock	(118,778)	(278,545)	(56,142)
Transfers out due to cash payments made pursuant to settlement agreements	(175,565,103)	170,319,590	18,921,538
Change in derivative liability due to authorized shares shortfall	159,633,797	451,351	$ 685,415
Mark to market to September 30, 2021	(300,885)
Balance, Ending	4,289,634	25,475,514
Gain on change in derivative liabilities for the nine months ended September 30, 2021	$ 300,885	$ (451,351)